Stockholder's Equity(Deficit) (Details)		1 Months Ended					12 Months Ended
	Jun. 03, 2020 USD ($) $ / shares shares	Dec. 31, 2020 shares	Apr. 15, 2019 USD ($) $ / shares shares	Jun. 28, 2018 shares	Mar. 30, 2018 shares	Nov. 18, 2014 $ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2018 USD ($)	Jun. 01, 2020 $ / shares shares
Stockholder's Equity(Deficit) (Details) [Line Items]
Exercise of warrants										2,083
Warrants per share (in Dollars per share) | $ / shares										$ 37.2
Issued of common stock							3,479,316	3,479,316		25,000
Compensation committee cancelled shares				18,750
Restricted common stock granted		315,833
Service compensation expense (in Dollars) | $								$ 3,941,600
Statutory accounts percentage							10.00%
Reserve fund percentage							50.00%
Common Stock [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Warrants to purchase	25,000		20,000
Exercise price of stock option (in Dollars per share) | $ / shares			$ 37.5
Warrant [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Exercise price of stock option (in Dollars per share) | $ / shares	$ 30.84
Stock Compensation Plan Three [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Number of granted shares					328,925
Service compensation expense (in Dollars) | $									$ 5,328,585
Employee Stock Option [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Exercise price of stock option (in Dollars per share) | $ / shares						$ 30
Number of granted shares						80,583
Number of directors, officers and employees in a group						46
Investor [Member] | Common Stock [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Warrants to purchase	416,667		333,334
Common stock, par value (in Dollars per share) | $ / shares	$ 24		$ 30
Proceeds from private placement (in Dollars) | $	$ 10,000,008		$ 10,000,020
Investor [Member] | Warrant [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Warrants to purchase	312,500		250,001
Aggregate purchase of number of shares	6.50%		6.00%
Chief Executive Officer [Member]
Stockholder's Equity(Deficit) (Details) [Line Items]
Aggregate issuances shares				56,250
Performance based compensation exemption, description				The Tax Cuts and Jobs Act of 2017 removed the 162(m) qualified performance based compensation exemption to the $1 million cap on deductions for compensation to covered executives.